Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure Of Investment Contracts Liabilities Measured At Fair Value [Abstract]
Fair value of investment in contract liabilities	$ 800	$ 749
Change in fair value of investment contract liabilities	(28)	(41)	$ 55
Gain (loss) recorded in other comprehensive income due to changes in credit spread	$ (2)	$ (32)	$ (7)